SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS - Investments in significant entities (Details) ₽ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2022	Dec. 31, 2022 RUB (₽)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2013 USD ($)	Dec. 31, 2010 USD ($)
Borrowings
Accounts payable | ₽		₽ 1,451.0	₽ 4,107.0
Factoring Arrangements
Borrowings
Accounts payable | ₽		₽ 7,867.0	₽ 9,343.0
MTS Belarus
Disclosure of investments in significant entities
The Group's share in associate		49.00%	49.00%
RTC
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)		100.00%	100.00%
MTS Bank
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)		99.90%	99.90%
MGTS Group
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)		94.70%	94.70%
MTT
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)		100.00%	100.00%
MTS Armenia
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)		100.00%	100.00%
Nvision Czech Republic
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)		100.00%	100.00%
VisionLabs Group
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)	24.00%	100.00%
Gulfstream Group
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)		58.40%
Bronevik
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)		100.00%
Webinar
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)		84.30%
BIC (Tower infrastructure Company)
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)		100.00%
MDTZK LLC (Ticketland)
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)		100.00%	100.00%
Ponominalu
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)		100.00%	100.00%
Sputnikovoe TV
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)			100.00%
IT Grad
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)		100.00%	100.00%
MTS Avto
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)		100.00%	100.00%
Zelenaya Tochka Group Achemar Holdings Ltd
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)		100.00%	100.00%
Oblachny Retail LLC
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)			100.00%
MTS Media
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)		100.00%	100.00%
Navigation Information Systems Group
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)		100.00%	94.70%
MTS Didgital (former MTS IT)
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)		100.00%	100.00%
Kinopolis
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)		100.00%	100.00%
Sistema Capital
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)		100.00%	100.00%
Stream
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)		100.00%	100.00%
MTS Turkmenistan
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)		100.00%	100.00%
MTS Artifitial Intelligence
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)		100.00%	100.00%
Energy Group
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)		100.00%	100.00%
Dega
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)		100.00%	100.00%
Stream Digital
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)		100.00%	100.00%
Bastion
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)		100.00%	100.00%
MTS International | Notes issued in 2010
Borrowings
Notional amount | $					$ 750
Interest rate					8.625%
MTS International | Notes issued in 2013
Borrowings
Notional amount | $				$ 500
Interest rate				5.00%